Distribution Date:	07/17/23	JPMBB Commercial Mortgage Securities Trust 2015-C29
Determination Date:	07/11/23
Next Distribution Date:	08/17/23
Record Date:	06/30/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C29

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Balances	8		askmidlandls.com	(913) 253-9000
Current Mortgage Loan and Property Stratification	9-13		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14-15	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	16-17		Don Simon	(203) 660-6100
Principal Prepayment Detail	18		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	23		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	24		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46644RAW5	1.625500%	48,951,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46644RAX3	2.921300%	212,993,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46644RAY1	3.342300%	60,000,000.00	7,852,084.02	0.00	21,870.02	0.00	0.00	21,870.02	7,852,084.02	52.48%	30.00%
A-3A2	46644RAA3	3.342300%	75,000,000.00	9,815,105.02	0.00	27,337.52	0.00	0.00	27,337.52	9,815,105.02	52.48%	30.00%
A-4	46644RAZ8	3.610800%	223,062,000.00	223,062,000.00	0.00	671,193.56	0.00	0.00	671,193.56	223,062,000.00	52.48%	30.00%
A-SB	46644RBA2	3.304400%	69,138,000.00	23,588,418.53	1,044,969.85	64,954.64	0.00	0.00	1,109,924.49	22,543,448.68	52.48%	30.00%
A-S	46644RBD6	3.916600%	63,992,000.00	63,992,000.00	0.00	208,859.22	0.00	0.00	208,859.22	63,992,000.00	40.93%	23.50%
B	46644RBE4	4.118000%	54,147,000.00	54,147,000.00	0.00	185,814.46	0.00	0.00	185,814.46	54,147,000.00	31.16%	18.00%
C	46644RBF1	4.187567%	44,302,000.00	44,302,000.00	0.00	154,597.98	0.00	0.00	154,597.98	44,302,000.00	23.16%	13.50%
D	46644RBH7	3.687567%	52,916,000.00	52,916,000.00	0.00	162,609.40	0.00	0.00	162,609.40	52,916,000.00	13.61%	8.12%
E	46644RAN5	3.900000%	20,920,000.00	20,920,000.00	0.00	67,990.00	0.00	0.00	67,990.00	20,920,000.00	9.83%	6.00%
F	46644RAQ8	3.900000%	11,076,000.00	11,076,000.00	0.00	35,997.00	0.00	0.00	35,997.00	11,076,000.00	7.84%	4.87%
NR*	46644RAS4	3.900000%	47,993,856.00	43,413,190.99	0.00	57,940.21	0.00	0.00	57,940.21	43,413,190.99	0.00%	0.00%
R	46644RAU9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			984,490,857.00	555,083,798.56	1,044,969.85	1,659,164.01	0.00	0.00	2,704,133.86	554,038,828.71

X-A	46644RBB0	0.553625%	753,136,000.00	328,309,607.57	0.00	151,467.00	0.00	0.00	151,467.00	327,264,637.72
X-B	46644RBC8	0.069567%	54,147,000.00	54,147,000.00	0.00	3,139.02	0.00	0.00	3,139.02	54,147,000.00
X-C	46644RAC9	0.000000%	44,302,000.00	44,302,000.00	0.00	0.00	0.00	0.00	0.00	44,302,000.00
X-D	46644RAE5	0.500000%	52,916,000.00	52,916,000.00	0.00	22,048.33	0.00	0.00	22,048.33	52,916,000.00
X-E	46644RAG0	0.287567%	20,920,000.00	20,920,000.00	0.00	5,013.24	0.00	0.00	5,013.24	20,920,000.00
X-F	46644RAJ4	0.287567%	11,076,000.00	11,076,000.00	0.00	2,654.24	0.00	0.00	2,654.24	11,076,000.00
X-NR	46644RAL9	0.287567%	47,993,856.00	43,413,190.99	0.00	10,403.49	0.00	0.00	10,403.49	43,413,190.99
Notional SubTotal			984,490,856.00	555,083,798.56	0.00	194,725.32	0.00	0.00	194,725.32	554,038,828.71

Deal Distribution Total					1,044,969.85	1,853,889.33	0.00	0.00	2,898,859.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46644RAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46644RAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46644RAY1	130.86806700	0.00000000	0.36450033	0.00000000	0.00000000	0.00000000	0.00000000	0.36450033	130.86806700
A-3A2	46644RAA3	130.86806693	0.00000000	0.36450027	0.00000000	0.00000000	0.00000000	0.00000000	0.36450027	130.86806693
A-4	46644RAZ8	1,000.00000000	0.00000000	3.00900001	0.00000000	0.00000000	0.00000000	0.00000000	3.00900001	1,000.00000000
A-SB	46644RBA2	341.17878055	15.11426206	0.93949261	0.00000000	0.00000000	0.00000000	0.00000000	16.05375466	326.06451850
A-S	46644RBD6	1,000.00000000	0.00000000	3.26383329	0.00000000	0.00000000	0.00000000	0.00000000	3.26383329	1,000.00000000
B	46644RBE4	1,000.00000000	0.00000000	3.43166676	0.00000000	0.00000000	0.00000000	0.00000000	3.43166676	1,000.00000000
C	46644RBF1	1,000.00000000	0.00000000	3.48963884	0.00000000	0.00000000	0.00000000	0.00000000	3.48963884	1,000.00000000
D	46644RBH7	1,000.00000000	0.00000000	3.07297226	0.00000000	0.00000000	0.00000000	0.00000000	3.07297226	1,000.00000000
E	46644RAN5	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
F	46644RAQ8	1,000.00000000	0.00000000	3.25000000	0.00000000	0.00000000	0.00000000	0.00000000	3.25000000	1,000.00000000
NR	46644RAS4	904.55726229	0.00000000	1.20724224	1.73256885	41.05475563	0.00000000	0.00000000	1.20724224	904.55726229
R	46644RAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46644RBB0	435.92340237	0.00000000	0.20111507	0.00000000	0.00000000	0.00000000	0.00000000	0.20111507	434.53591080
X-B	46644RBC8	1,000.00000000	0.00000000	0.05797219	0.00000000	0.00000000	0.00000000	0.00000000	0.05797219	1,000.00000000
X-C	46644RAC9	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	46644RAE5	1,000.00000000	0.00000000	0.41666660	0.00000000	0.00000000	0.00000000	0.00000000	0.41666660	1,000.00000000
X-E	46644RAG0	1,000.00000000	0.00000000	0.23963862	0.00000000	0.00000000	0.00000000	0.00000000	0.23963862	1,000.00000000
X-F	46644RAJ4	1,000.00000000	0.00000000	0.23963886	0.00000000	0.00000000	0.00000000	0.00000000	0.23963886	1,000.00000000
X-NR	46644RAL9	904.55726229	0.00000000	0.21676712	0.00000000	0.00000000	0.00000000	0.00000000	0.21676712	904.55726229

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	06/01/23 - 06/30/23	30	0.00	21,870.02	0.00	21,870.02	0.00	0.00	0.00	21,870.02	0.00
A-3A2	06/01/23 - 06/30/23	30	0.00	27,337.52	0.00	27,337.52	0.00	0.00	0.00	27,337.52	0.00
A-4	06/01/23 - 06/30/23	30	0.00	671,193.56	0.00	671,193.56	0.00	0.00	0.00	671,193.56	0.00
A-SB	06/01/23 - 06/30/23	30	0.00	64,954.64	0.00	64,954.64	0.00	0.00	0.00	64,954.64	0.00
X-A	06/01/23 - 06/30/23	30	0.00	151,467.00	0.00	151,467.00	0.00	0.00	0.00	151,467.00	0.00
X-B	06/01/23 - 06/30/23	30	0.00	3,139.02	0.00	3,139.02	0.00	0.00	0.00	3,139.02	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	06/01/23 - 06/30/23	30	0.00	22,048.33	0.00	22,048.33	0.00	0.00	0.00	22,048.33	0.00
X-E	06/01/23 - 06/30/23	30	0.00	5,013.24	0.00	5,013.24	0.00	0.00	0.00	5,013.24	0.00
X-F	06/01/23 - 06/30/23	30	0.00	2,654.24	0.00	2,654.24	0.00	0.00	0.00	2,654.24	0.00
X-NR	06/01/23 - 06/30/23	30	0.00	10,403.49	0.00	10,403.49	0.00	0.00	0.00	10,403.49	0.00
A-S	06/01/23 - 06/30/23	30	0.00	208,859.22	0.00	208,859.22	0.00	0.00	0.00	208,859.22	0.00
B	06/01/23 - 06/30/23	30	0.00	185,814.46	0.00	185,814.46	0.00	0.00	0.00	185,814.46	0.00
C	06/01/23 - 06/30/23	30	0.00	154,597.98	0.00	154,597.98	0.00	0.00	0.00	154,597.98	0.00
D	06/01/23 - 06/30/23	30	0.00	162,609.40	0.00	162,609.40	0.00	0.00	0.00	162,609.40	0.00
E	06/01/23 - 06/30/23	30	0.00	67,990.00	0.00	67,990.00	0.00	0.00	0.00	67,990.00	0.00
F	06/01/23 - 06/30/23	30	0.00	35,997.00	0.00	35,997.00	0.00	0.00	0.00	35,997.00	0.00
NR	06/01/23 - 06/30/23	30	1,887,223.37	141,092.87	0.00	141,092.87	83,152.66	0.00	0.00	57,940.21	1,970,376.03
Totals			1,887,223.37	1,937,041.99	0.00	1,937,041.99	83,152.66	0.00	0.00	1,853,889.33	1,970,376.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46644RBD6	3.916600%	63,992,000.00	63,992,000.00	0.00	208,859.22	0.00	0.00	208,859.22	63,992,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46644RBE4	4.118000%	54,147,000.00	54,147,000.00	0.00	185,814.46	0.00	0.00	185,814.46	54,147,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46644RBF1	4.187567%	44,302,000.00	44,302,000.00	0.00	154,597.98	0.00	0.00	154,597.98	44,302,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			162,441,000.03	162,441,000.00	0.00	549,271.66	0.00	0.00	549,271.66	162,441,000.00

Exchangeable Certificate Details
EC	46644RBG9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	2,898,859.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,945,963.36	Master Servicing Fee	5,604.76
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,903.94
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	231.29
ARD Interest	0.00	Senior Trust Advisor Fee	971.40
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	8,921.38
Total Interest Collected	1,945,963.36

Principal		Expenses/Reimbursements
Scheduled Principal	1,044,969.85	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	65,963.96
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,188.70
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,044,969.85	Total Expenses/Reimbursements	83,152.66

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,853,889.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,044,969.85
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,898,859.18
Total Funds Collected	2,990,933.21	Total Funds Distributed	2,990,933.22

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	555,083,798.56	555,083,798.56	Beginning Certificate Balance	555,083,798.56
(-) Scheduled Principal Collections	1,044,969.85	1,044,969.85	(-) Principal Distributions	1,044,969.85
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	554,038,828.71	554,038,828.71	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	556,691,741.00	556,691,741.00	Ending Certificate Balance	554,038,828.71
Ending Actual Collateral Balance	555,739,146.39	555,739,146.39

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.19%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP
	9,999,999 or lesser	24	137,815,019.18	24.87%	25	4.1797	2.039872	1.35 or lesser	9	208,874,840.53	37.70%	22	4.1531	0.253246
10,000,000 to 19,999,999		5	84,899,232.76	15.32%	22	4.2097	1.527503	1.36 to 1.45	3	12,886,038.52	2.33%	22	4.3069	1.394367
20,000,000 to 24,999,999		2	44,811,107.71	8.09%	26	4.1420	1.287984	1.46 to 1.55	1	21,307,876.49	3.85%	22	4.1000	1.507800
25,000,000 to 49,999,999		1	47,416,680.39	8.56%	21	4.4838	1.651800	1.56 to 1.65	3	63,484,042.63	11.46%	29	4.3525	1.634212
	50,000,000 or greater	2	117,610,085.49	21.23%	21	4.0970	(0.154184)	1.66 to 1.80	1	6,700,866.76	1.21%	21	4.0400	1.728000
	Totals	47	554,038,828.71	100.00%	23	4.2068	1.287342	1.81 to 2.00	5	34,027,345.12	6.14%	22	4.0987	1.877020
								2.01 or greater	12	85,271,115.48	15.39%	22	4.2252	2.891085
								Totals	47	554,038,828.71	100.00%	23	4.2068	1.287342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	19	121,486,703.18	21.93%	22	4.2577	NAP
							Defeased	19	121,486,703.18	21.93%	22	4.2577	NAP
Arizona	2	9,910,142.58	1.79%	22	4.1572	2.264799
							Industrial	1	4,241,880.48	0.77%	20	4.2125	3.588800
California	5	49,528,154.57	8.94%	21	3.9901	1.260945
							Lodging	5	49,586,822.45	8.95%	21	4.1925	1.194996
Florida	4	63,664,689.46	11.49%	22	4.1979	2.197756
							Mixed Use	5	92,529,751.81	16.70%	22	4.3769	1.779021
Georgia	2	12,641,145.94	2.28%	22	4.2259	1.722618
							Multi-Family	3	35,263,526.99	6.36%	27	4.1677	1.380320
Illinois	1	3,567,148.28	0.64%	23	4.3800	2.035200
							Office	6	138,597,192.52	25.02%	21	4.1228	0.321552
Indiana	3	16,922,679.77	3.05%	21	4.3097	1.342390
							Retail	15	103,544,818.43	18.69%	26	4.1561	1.742826
Louisiana	1	47,416,680.39	8.56%	21	4.4838	1.651800
							Self Storage	1	8,788,132.85	1.59%	21	3.8700	1.811600
Michigan	1	8,081,274.55	1.46%	82	3.7680	1.591800
							Totals	55	554,038,828.71	100.00%	23	4.2068	1.287342
North Carolina	1	7,986,087.69	1.44%	21	4.1650	1.572700

Pennsylvania	1	7,092,116.66	1.28%	22	4.1800	3.724600

South Carolina	3	17,153,075.13	3.10%	22	4.4691	1.071078

South Dakota	1	3,370,743.95	0.61%	21	4.2500	1.413900

Tennessee	1	6,150,000.00	1.11%	22	3.9940	5.878200

Texas	6	100,226,722.14	18.09%	23	4.0365	0.118888

Virginia	1	6,831,736.91	1.23%	23	4.3300	1.873900

Washington	1	4,212,960.59	0.76%	20	4.5090	0.394900

Washington, DC	1	57,610,085.49	10.40%	21	4.2500	0.560500

Wisconsin	1	10,186,681.42	1.84%	20	4.5090	0.394900

Totals	55	554,038,828.71	100.00%	23	4.2068	1.287342

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP
	4.40000% or lesser	27	331,150,487.04	59.77%	24	4.1009	1.143010	12 months or lesser	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	6	99,267,878.81	17.92%	21	4.4886	1.456940	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	1	2,133,759.68	0.39%	22	4.6280	2.614300	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	554,038,828.71	100.00%	23	4.2068	1.287342	49 months or greater	34	432,552,125.53	78.07%	23	4.1925	1.222313
								Totals	47	554,038,828.71	100.00%	23	4.2068	1.287342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP
	60 months or lesser	33	424,470,850.98	76.61%	22	4.2006	1.215279	Interest Only	4	72,760,000.00	13.13%	21	3.9510	(0.012551)
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or lesser	2	17,323,922.32	3.13%	21	4.3581	1.501622
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	27	334,386,928.66	60.35%	22	4.2467	1.467610
	Totals	46	545,957,554.16	98.54%	22	4.2133	1.282836	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	46	545,957,554.16	98.54%	22	4.2133	1.282836
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	13	121,486,703.18	21.93%	22	4.2577	NAP	60 months or lesser	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	1	8,081,274.55	1.46%	82	3.7680	1.591800
	12 months or lesser	32	410,126,153.82	74.02%	23	4.1774	1.273290	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	22,425,971.71	4.05%	21	4.4682	0.290043	Totals	1	8,081,274.55	1.46%	82	3.7680	1.591800
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	554,038,828.71	100.00%	23	4.2068	1.287342
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	304050001	OF	Washington	DC	Actual/360	4.250%	204,419.13	108,257.86	0.00	N/A	04/01/25	--	57,718,343.35	57,610,085.49	07/01/23
2	304050002	OF	Houston	TX	Actual/360	3.950%	197,500.00	0.00	0.00	N/A	04/01/25	--	60,000,000.00	60,000,000.00	06/01/23
3	304050003	MU	New Orleans	LA	Actual/360	4.484%	177,563.68	105,134.26	0.00	N/A	04/01/25	--	47,521,814.65	47,416,680.39	07/01/23
10	303620001	RT	Various	Various	Actual/360	4.509%	66,329.10	68,971.89	0.00	N/A	03/06/25	--	17,652,454.35	17,583,482.46	06/06/22
11	304050011	MF	Corpus Christi	TX	Actual/360	4.180%	81,869.59	0.00	0.00	N/A	01/01/26	--	23,503,231.22	23,503,231.22	07/01/23
13	695100492	MF	Charlotte	NC	Actual/360	4.278%	79,531.01	38,928.30	0.00	N/A	05/06/25	--	22,308,840.10	22,269,911.80	07/06/23
14	304050014	MU	Pinecrest	FL	Actual/360	4.100%	72,941.08	40,731.34	0.00	N/A	05/01/25	--	21,348,607.83	21,307,876.49	07/01/23
15	304050015	LO	Carson	CA	Actual/360	3.960%	62,609.34	45,003.56	0.00	N/A	04/05/25	--	18,972,528.49	18,927,524.93	07/05/23
17	883100381	RT	Seaside	FL	Actual/360	4.150%	66,007.85	38,504.36	0.00	N/A	05/06/25	--	19,086,608.00	19,048,103.64	07/06/23
18	304050017	LO	Nashville	TN	Actual/360	4.040%	56,651.58	39,269.28	0.00	N/A	05/01/25	--	16,827,203.32	16,787,934.04	07/01/23
19	883100388	SS	Various	Various	Actual/360	4.266%	66,306.67	30,543.67	0.00	N/A	06/06/25	--	18,651,665.06	18,621,121.39	07/06/23
20	695100497	MU	Hialeah	FL	Actual/360	4.442%	61,595.18	32,008.37	0.00	N/A	06/06/25	--	16,639,850.94	16,607,842.57	07/06/23
24	304050024	RT	Dearborn Heights	MI	Actual/360	3.768%	25,643.34	85,394.31	0.00	N/A	05/01/30	--	8,166,668.86	8,081,274.55	07/01/23
25	304050025	MF	Auburn	AL	Actual/360	4.560%	47,685.63	22,219.52	0.00	N/A	06/05/25	03/05/25	12,548,848.99	12,526,629.47	07/05/23
26	883100401	RT	Palm Desert	CA	Actual/360	3.954%	42,025.57	22,068.00	0.00	N/A	05/06/25	--	12,754,347.16	12,732,279.16	07/06/23
27	304050027	LO	Kennesaw	GA	Actual/360	4.200%	31,597.45	30,380.92	0.00	N/A	04/01/25	--	9,027,842.73	8,997,461.81	07/01/23
28	695100490	LO	North Charleston	SC	Actual/360	4.529%	31,527.38	27,008.00	0.00	N/A	05/06/25	--	8,353,468.51	8,326,460.51	07/06/23
30	304050030	SS	South San Francisco	CA	Actual/360	3.870%	28,401.69	18,593.42	0.00	N/A	04/05/25	--	8,806,726.27	8,788,132.85	07/05/23
31	695100477	LO	Jacksonville	NC	Actual/360	4.165%	27,782.52	18,480.25	0.00	N/A	04/06/25	--	8,004,567.94	7,986,087.69	07/06/23
32	304050032	MF	Bloomington	IN	Actual/360	4.100%	28,719.10	16,037.15	0.00	N/A	05/05/25	--	8,405,588.97	8,389,551.82	07/05/23
33	304050033	SS	Baltimore	MD	Actual/360	4.140%	27,884.58	16,419.27	0.00	N/A	01/05/25	--	8,082,487.55	8,066,068.28	07/05/23
34	304050034	OF	Portland	OR	Actual/360	4.350%	29,451.49	14,853.76	0.00	N/A	02/05/25	--	8,124,550.12	8,109,696.36	07/05/23
35	695100485	RT	Scottsdale	AZ	Actual/360	4.028%	26,156.43	15,998.29	0.00	N/A	05/06/25	--	7,792,381.19	7,776,382.90	07/06/23
37	304050037	RT	Pittsburgh	PA	Actual/360	4.180%	24,753.93	14,274.12	0.00	N/A	05/05/25	--	7,106,390.78	7,092,116.66	07/05/23
39	883100382	RT	Ocala	FL	Actual/360	4.040%	22,612.66	15,765.28	0.00	N/A	04/06/25	--	6,716,632.04	6,700,866.76	07/06/23
40	304050040	OF	Virginia Beach	VA	Actual/360	4.330%	24,696.47	12,551.12	0.00	N/A	06/05/25	--	6,844,288.03	6,831,736.91	06/05/23
41	304050041	OF	Hamden	CT	Actual/360	4.190%	23,182.78	11,007.58	0.00	N/A	06/01/25	--	6,639,458.60	6,628,451.02	07/01/23
42	883100386	OF	Oak Ridge North	TX	Actual/360	4.350%	21,326.38	11,529.20	0.00	N/A	05/06/25	--	5,883,139.64	5,871,610.44	07/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 28

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
44	883100374	MF	Grand Rapids	MI	Actual/360	4.050%	18,797.60	11,461.45	0.00	N/A	04/06/25	--	5,569,659.19	5,558,197.74	07/06/23
45	304050045	LO	Fort Wayne	IN	Actual/360	4.520%	20,193.44	11,802.64	0.00	N/A	04/01/25	--	5,361,090.15	5,349,287.51	07/01/23
46	695100480	RT	Santa Clarita	CA	Actual/360	4.162%	18,940.61	10,997.70	0.00	N/A	05/06/25	--	5,461,011.25	5,450,013.55	07/06/23
47	883100390	OF	Nashville	TN	Actual/360	3.994%	20,469.25	0.00	0.00	N/A	05/06/25	--	6,150,000.00	6,150,000.00	07/06/23
48	695100482	OF	Plantation	FL	Actual/360	4.500%	20,214.88	10,692.92	0.00	N/A	05/06/25	--	5,390,633.57	5,379,940.65	07/06/23
49	304050049	OF	Hamden	CT	Actual/360	4.190%	19,764.97	9,384.75	0.00	N/A	06/01/25	--	5,660,612.84	5,651,228.09	07/01/23
51	304050051	RT	Woodruff	SC	Actual/360	4.320%	17,472.03	10,852.23	0.00	N/A	06/05/25	--	4,853,341.48	4,842,489.25	08/05/21
52	304050052	IN	Cary	NC	Actual/360	4.630%	16,933.34	14,044.70	0.00	N/A	05/01/25	--	4,388,770.99	4,374,726.29	07/01/23
53	883100387	OF	Kingwood	TX	Actual/360	4.200%	15,240.60	8,721.24	0.00	N/A	05/06/25	02/06/25	4,354,456.33	4,345,735.09	07/06/23
54	883100361	IN	Austin	TX	Actual/360	4.213%	14,915.77	7,122.85	0.00	N/A	03/06/25	--	4,249,003.33	4,241,880.48	07/06/23
55	304050055	RT	Orangeburg	SC	Actual/360	4.525%	15,052.23	7,624.94	0.00	N/A	05/01/25	--	3,991,750.31	3,984,125.37	07/01/23
56	304050056	RT	Brunswick	GA	Actual/360	4.290%	13,055.48	8,198.75	0.00	N/A	06/01/25	--	3,651,882.88	3,643,684.13	07/01/23
57	304050057	MU	San Diego	CA	Actual/360	4.306%	13,052.40	7,251.78	0.00	N/A	03/06/25	--	3,637,455.86	3,630,204.08	07/06/23
58	304050058	MU	Elmhurst	IL	Actual/360	4.380%	13,045.41	6,937.80	0.00	N/A	06/05/25	--	3,574,086.08	3,567,148.28	07/05/23
59	883100376	MF	Aberdeen	SD	Actual/360	4.250%	11,965.37	7,712.23	0.00	N/A	04/06/25	--	3,378,456.18	3,370,743.95	07/06/23
60	304050060	RT	Fair Oaks	TX	Actual/360	3.890%	12,837.00	0.00	0.00	N/A	04/01/25	--	3,960,000.00	3,960,000.00	07/01/23
61	304050061	SS	Ridgeland	SC	Actual/360	3.870%	10,238.35	7,619.79	0.00	N/A	04/05/25	--	3,174,682.75	3,167,062.96	07/05/23
62	304050062	RT	Hutto	TX	Actual/360	3.965%	8,756.04	0.00	0.00	N/A	04/01/25	--	2,650,000.00	2,650,000.00	07/01/23
63	883100398	OF	Peoria	AZ	Actual/360	4.628%	8,246.98	4,611.00	0.00	N/A	05/06/25	--	2,138,370.68	2,133,759.68	07/06/23
Totals							1,945,963.36	1,044,969.85	0.00				555,083,798.56	554,038,828.71
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	2,265,701.00	587,130.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	(1,106,988.08)	0.00	--	--	--	0.00	0.00	196,750.00	196,750.00	0.00	0.00
3	6,185,359.46	1,609,376.89	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	804,137.00	0.00	--	--	01/11/23	14,760,197.09	1,120,731.95	79,639.76	1,243,037.17	0.00	0.00
11	665,709.76	279,911.37	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	67,910.76	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	2,119,275.38	553,054.59	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,338,875.75	1,595,388.07	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	4,682,485.29	986,420.97	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	168,439.63	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	2,122,546.70	669,321.17	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	43,550.29	0.00
24	2,327,668.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	403,076.70	155,927.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,540,446.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	917,461.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,024,548.84	258,017.56	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,097,154.91	1,016,285.71	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,229,568.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,031,975.43	295,863.86	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,272,008.95	459,714.33	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	850,426.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	975,897.62	229,538.57	01/01/23	03/31/23	--	0.00	0.00	37,219.07	37,219.07	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	664,293.00	146,092.25	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	449,869.00	73,818.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	464,283.56	179,681.73	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,227,276.94	381,801.15	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	114,351.52	5,634.20	01/01/22	03/31/22	09/12/22	3,108,884.10	124,459.85	17,106.52	526,515.93	33,392.91	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	892,397.00	251,194.09	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	694,248.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	356,034.00	89,008.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	698,231.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	505,650.63	258,141.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	348,828.64	87,286.79	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	311,263.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	219,824.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	431,507.89	212,921.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	39,125,393.76	10,381,530.48				17,869,081.19	1,245,191.80	330,715.36	2,003,522.17	313,293.59	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/23	0	0.00	0	0.00	2	22,425,971.71	0	0.00	1	17,583,482.46	0	0.00	0	0.00	0	0.00	4.206814%	4.149843%	23
06/16/23	0	0.00	0	0.00	2	22,505,795.83	0	0.00	1	17,652,454.35	0	0.00	0	0.00	0	0.00	4.206853%	4.149907%	24
05/17/23	0	0.00	0	0.00	2	22,582,530.31	0	0.00	1	17,718,957.06	0	0.00	0	0.00	0	0.00	4.206887%	4.149964%	25
04/17/23	0	0.00	0	0.00	2	22,661,771.66	0	0.00	1	17,787,421.81	0	0.00	0	0.00	0	0.00	4.206925%	4.150028%	26
03/17/23	1	60,000,000.00	0	0.00	2	22,737,906.26	0	0.00	1	17,853,402.50	0	0.00	0	0.00	1	8,894,949.29	4.206958%	4.150084%	27
02/17/23	0	0.00	0	0.00	2	22,822,213.78	0	0.00	1	17,925,837.58	0	0.00	0	0.00	0	0.00	4.205639%	4.149489%	28
01/18/23	0	0.00	0	0.00	2	22,897,731.39	0	0.00	1	17,991,282.92	0	0.00	0	0.00	0	0.00	4.205670%	4.149543%	29
12/16/22	0	0.00	0	0.00	2	22,972,958.54	0	0.00	1	18,056,475.13	0	0.00	0	0.00	1	11,478,761.33	4.205701%	4.149596%	30
11/18/22	0	0.00	0	0.00	2	23,050,746.63	0	0.00	1	18,123,676.41	0	0.00	0	0.00	0	0.00	4.203445%	4.147680%	32
10/17/22	0	0.00	0	0.00	2	23,125,385.29	1	23,503,231.22	1	18,188,356.56	0	0.00	0	0.00	0	0.00	4.203467%	4.137659%	33
09/16/22	0	0.00	1	18,255,064.15	1	4,947,541.84	1	23,503,231.22	1	18,255,064.15	0	0.00	0	0.00	0	0.00	4.203494%	4.137730%	34
08/17/22	1	18,319,236.13	0	0.00	1	4,957,424.48	1	23,503,231.22	1	18,319,236.13	1	23,503,231.22	0	0.00	0	0.00	4.203516%	4.137792%	35
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	304050002	06/01/23	0	B	196,750.00	196,750.00	0.00	60,000,000.00	03/23/21	13
10	303620001	06/06/22	12	6	79,639.76	1,243,037.17	0.00	19,036,426.14	03/09/20	7			08/26/21
40	304050040	06/05/23	0	B	37,219.07	37,219.07	0.00	6,844,288.04
51	304050051	08/05/21	22	6	17,106.52	526,515.93	83,031.12	5,077,312.12	07/13/22	13
Totals					330,715.36	2,003,522.17	83,031.12	90,958,026.30
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		522,454,323	500,028,351	4,842,489		17,583,482
25 - 36 Months		23,503,231	23,503,231	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		8,081,275	8,081,275	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-23	554,038,829	531,612,857	0	0	4,842,489	17,583,482
Jun-23	555,083,799	532,578,003	0	0	4,853,341	17,652,454
May-23	556,071,025	533,488,495	0	0	4,863,573	17,718,957
Apr-23	557,108,862	534,447,091	0	0	4,874,350	17,787,422
Mar-23	558,088,745	475,350,839	60,000,000	0	4,884,504	17,853,403
Feb-23	568,145,622	545,323,409	0	0	4,896,376	17,925,838
Jan-23	569,136,970	546,239,239	0	0	4,906,448	17,991,283
Dec-22	570,124,726	547,151,767	0	0	4,916,483	18,056,475
Nov-22	582,701,866	559,651,119	0	0	23,050,747	0
Oct-22	583,739,156	560,613,770	0	0	4,937,029	18,188,357
Sep-22	584,830,056	561,627,450	0	0	4,947,542	18,255,064
Aug-22	585,859,646	562,582,986	0	0	4,957,424	18,319,236
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	304050002	60,000,000.00	60,000,000.00	162,000,000.00	02/20/15	(2,019,630.08)	(0.84040)	12/31/22	04/01/25	I/O
10	303620001	17,583,482.46	19,036,426.14	7,000,000.00	01/31/22	559,497.00	0.39490	12/31/21	03/06/25	262
51	304050051	4,842,489.25	5,077,312.12	2,300,000.00	08/17/22	(7,708.80)	(0.09070)	03/31/22	06/05/25	262
Totals		82,425,971.71	84,113,738.26	171,300,000.00		(1,467,841.88)

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2

Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	304050002	OF	TX	03/23/21	13

06/29/2023 - Loan transferred to the Special Servicer for imminent default. The property's largest tenant vacated in 2020 and the Borrower is unwilling to fund cash flow deficits. Property is a 608,660 sf office building located in Houston, Texas.

Cash management is in place. Cash flow and reserve funds have been used to keep the P&I portion of the loan current through its 06/01/2023 payment. Affiliate of Borrower continues managing and leasing efforts but there are no large prospects at this time. A DPO and recapitalization were discussed with Borrower but a formal proposal has never been provided. Midland will continue using reserve funds to cover any payment and operating expense shortfalls until it is determined exactly when the property should be put on the market for sale.
10	303620001	RT	Various	03/09/20	7

There are 3 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: Prime Outlets at Oshkosh. REO Title Date: 8/26/21. Description of Collateral: The property is a 270,495-square foot retail Outlet Shopping

Center located at 3001-3015 S Washburn St., Oshkosh, WI. The improvements were constructed in 1989 and are situated on a 37.62-acre site. The property is 57.8% occupied. Crossed with or is a Companion Loan to: N/A. Deferred

Maintenance/Repair Issues: Property manager is reviewing status of the property. Leasing Summary: No leases have been entered into to date. In process with several renewals at the property, Hanes, Michael Kors, Rue 21. Marketing

Summary: Property is not currently listed for sale.
51	304050051	RT	SC	07/13/22	13

6/28/2023 - Loan transferred to Special Servicing on 7/18/22 for past due payments. Loan is still due for the 9/5/2021 payment. PNA and Default letter have been sent to Borrower and their counsel. Our request for an appointment of a Receiver was granted in Jan. 2023. The receiver appointed is Gregg Williams of Trident Pacific. With Receiver now in control of the property, updated appraisal and Property Condition Report have now been completed. The property was marketed for sale through Ten-X and SVN Realty with the auction completed in June 2023. Subject to court approval regarding the sale, we anticipate the sale closing during 3rd Quarter 2023.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	304050011	26,000,000.00	4.18000%	0.00	4.18000%	1	06/10/22	--	--
12	304050012	23,532,944.14	4.52700%	23,532,944.14	4.52700%	10	06/01/20	06/01/20	07/13/20
15	304050015	0.00	3.96000%	0.00	3.96000%	10	07/23/20	06/05/20	08/11/20
39	883100382	7,252,325.84	4.04000%	7,252,325.84	4.04000%	10	05/06/20	05/06/20	06/11/20
45	304050045	0.00	4.52000%	0.00	4.52000%	10	07/14/20	06/01/20	08/11/20
Totals		56,785,269.98		30,785,269.98
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	304050006	09/17/21	30,403,204.60	36,000,000.00	0.00	778,935.79	31,182,140.39	30,403,204.60	0.00	0.00	0.00	0.00	0.00%
7	883100389	09/17/20	28,263,372.04	55,200,000.00	29,204,132.84	940,760.80	29,204,132.84	28,263,372.04	0.00	0.00	0.00	0.00	0.00%
12	304050012	02/17/22	22,807,203.86	64,000,000.00	19,959,328.12	1,732,790.24	19,959,328.12	18,226,537.88	4,580,665.98	0.00	0.00	4,580,665.98	18.32%
38	883100391	07/16/21	7,450,202.27	8,100,000.00	8,226,657.37	776,455.10	8,226,657.37	7,450,202.27	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			88,923,982.77	163,300,000.00	57,390,118.33	4,228,941.93	88,572,258.72	84,343,316.79	4,580,665.98	0.00	0.00	4,580,665.98

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	304050006	09/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7	883100389	09/17/20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	304050012	02/17/22	0.00	0.00	4,580,665.98	0.00	0.00	4,580,665.98	0.00	0.00	4,580,665.98
38	883100391	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,580,665.98	0.00	0.00	4,580,665.98	0.00	0.00	4,580,665.98

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	3,677.59	0.00	0.00	54,784.93	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	1,011.11	0.00	0.00	11,179.03	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,188.70	0.00	0.00	65,963.96	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		83,152.66

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28